S000004317 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	263 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
iShares Core S&P Total U.S. Stock Market ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.07%	14.21%
Performance Inception Date				Jan. 20, 2004
iShares Core S&P Total U.S. Stock Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.67%	12.67%	13.74%
iShares Core S&P Total U.S. Stock Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.27%	10.36%	11.81%